Summary of Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Basic earnings per share
Net income attributable to common shareholders	$ 3,690	$ 3,212
Weighted-average number of common shares outstanding (millions)	1,820,500,000	1,814,200,000
Basic earnings per share (Canadian dollars)	$ 2.03	$ 1.77
Diluted earnings per share
Net income available to common shareholders including impact of dilutive securities	$ 3,690	$ 3,212
Stock options potentially exercisable (millions)1	3,600,000	1,600,000
Weighted-average number of common shares outstanding – diluted (millions)	1,824,100,000	1,815,800,000
Diluted earnings per share (Canadian dollars)1	$ 2.02	$ 1.77
Average outstanding options excluded from calculation of diluted earnings per share	0	4,900,000
Weighted-average exercise price of average outstanding options excluded from the calculation of diluted earnings per share		$ 72.55